3. INVENTORIES (Details) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Inventory Disclosure [Abstract]
Raw materials	$ 1,259	$ 7,672	$ 13,125
Work-in-process			0
Finished goods	171,697	102,953	3,684
Inventory, net	$ 172,956	$ 110,625	$ 16,809